Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000253559 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF9253794
Holdings [Line Items]
Percent of Total Investments	22.60%
C000253559 | Global X 1-3 Month T-Bill ETF9253781
Holdings [Line Items]
Percent of Total Investments	21.00%
C000253559 | iShares 0-3 Month Treasury Bond ETF9253788
Holdings [Line Items]
Percent of Total Investments	19.60%
C000253559 | Goldman Sachs Access Treasury 0-1 Year ETF9253785
Holdings [Line Items]
Percent of Total Investments	17.10%
C000253559 | Vanguard Intermediate-Term Treasury ETF9253803
Holdings [Line Items]
Percent of Total Investments	5.80%
C000253559 | iShares TIPS Bond ETF9253791
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253559 | State Street SPDR Portfolio TIPS ETF9253800
Holdings [Line Items]
Percent of Total Investments	4.40%
C000253559 | State Street SPDR Portfolio Intermediate Term Treasury ETF9253797
Holdings [Line Items]
Percent of Total Investments	4.00%
C000253559 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000253559 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000253560 | Sprott Physical Gold Trust9253827
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253560 | Harbor Commodity All Weather Strategy ETF9253813
Holdings [Line Items]
Percent of Total Investments	22.20%
C000253560 | USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund9253830
Holdings [Line Items]
Percent of Total Investments	22.20%
C000253560 | Sprott Physical Gold and Silver Trust9253823
Holdings [Line Items]
Percent of Total Investments	10.10%
C000253560 | iShares 0-5 Year TIPS Bond ETF9253820
Holdings [Line Items]
Percent of Total Investments	9.30%
C000253560 | Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF9253817
Holdings [Line Items]
Percent of Total Investments	9.10%
C000253560 | Vanguard Short-Term Inflation-Protected Securities ETF9253833
Holdings [Line Items]
Percent of Total Investments	4.30%
C000253560 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253560 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000253561 | SEI Select International Equity ETF9253867
Holdings [Line Items]
Percent of Total Investments	22.60%
C000253561 | SEI Select Emerging Markets Equity ETF9253865
Holdings [Line Items]
Percent of Total Investments	14.30%
C000253561 | Innovator International Developed 10 Buffer ETF9253847
Holdings [Line Items]
Percent of Total Investments	11.70%
C000253561 | SPDR MSCI ACWI ex-US ETF9253875
Holdings [Line Items]
Percent of Total Investments	10.00%
C000253561 | JPMorgan BetaBuilders Japan ETF9253862
Holdings [Line Items]
Percent of Total Investments	9.20%
C000253561 | Innovator Emerging Markets Power Buffer ETF9253844
Holdings [Line Items]
Percent of Total Investments	8.80%
C000253561 | SPDR EURO STOXX 50 ETF9253871
Holdings [Line Items]
Percent of Total Investments	8.10%
C000253561 | iShares MSCI Germany ETF9253853
Holdings [Line Items]
Percent of Total Investments	6.00%
C000253561 | iShares MSCI Japan Small-Capital ETF9253859
Holdings [Line Items]
Percent of Total Investments	2.80%
C000253561 | iShares MSCI Europe Small-Capital ETF9253850
Holdings [Line Items]
Percent of Total Investments	2.10%
C000253561 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000253561 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000253562 | State Street Technology Select Sector SPDR ETF9253879
Holdings [Line Items]
Percent of Total Investments	19.30%
C000253562 | Avantis U.S. Small Capital Value ETF9253846
Holdings [Line Items]
Percent of Total Investments	15.50%
C000253562 | State Street Energy Select Sector SPDR ETF9253861
Holdings [Line Items]
Percent of Total Investments	10.50%
C000253562 | State Street Financial Select Sector SPDR ETF9253864
Holdings [Line Items]
Percent of Total Investments	9.80%
C000253562 | State Street Communication Services Select Sector SPDR ETF9253852
Holdings [Line Items]
Percent of Total Investments	8.80%
C000253562 | State Street Health Care Select Sector SPDR ETF9253868
Holdings [Line Items]
Percent of Total Investments	7.40%
C000253562 | State Street Consumer Discretionary Select Sector SPDR ETF9253856
Holdings [Line Items]
Percent of Total Investments	7.30%
C000253562 | State Street Industrial Select Sector SPDR ETF9253870
Holdings [Line Items]
Percent of Total Investments	6.80%
C000253562 | Invesco QQQ Trust Series 19253849
Holdings [Line Items]
Percent of Total Investments	4.90%
C000253562 | State Street Consumer Staples Select Sector SPDR ETF9253858
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253562 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000253562 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.50%